Risk and Capital Management (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Value at risk	R$ 1,094	R$ 734
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	1,408	1,160
Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	20	26
Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	41	65
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	7	10
Risk diversification effect [member]
IfrsStatementLineItems [Line Items]
Value at risk	(382)	(527)
Average [Member]
IfrsStatementLineItems [Line Items]
Value at risk	931	678
Average [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	1,251	1,102
Average [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	29	26
Average [Member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	30	27
Average [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	12	4
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	718	494
Bottom of range [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	1,059	885
Bottom of range [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	12	9
Bottom of range [member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	14	18
Bottom of range [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	2	2
Top of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	1,247	1,172
Top of range [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	1,585	1,751
Top of range [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	74	55
Top of range [member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	55	65
Top of range [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 33	R$ 10